Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Change in valuation allowance	$ 2.6	$ 3.6
Net operating loss carryovers	74.8	70.0
Research and development tax credits	$ 1.3	$ 1.3
Minimum tax rate	15.00%
Average adjusted term	3 years
Book income over	$ 1,000.0
Excise tax percent	1.00%